UNAUDITED CONDENSED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Cash Flows from Operating Activities:
Net income (loss)	$ 7,251,783	$ (4,044,088)	$ 2,708,241
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Interest withdrawn from trust to pay for tax obligations	288,858
Change in fair value of derivative warrant liabilities	(7,338,500)	2,739,170	(4,367,500)
Financing costs - derivative warrant liabilities		449,070	449,070
Income from investments held in Trust Account	(517,952)	(8,873)	(20,717)
Changes in operating assets and liabilities:
Prepaid expenses	31,882	(352,584)	(240,075)
Accounts payable	(12,450)	66,277	53,667
Accrued expenses	200,950	(127,415)	(86,250)
Franchise tax payable	(107,122)	50,499	113,477
Income tax payable	62,878
Net cash used in operating activities	(139,673)	(1,227,944)	(1,390,087)
Cash Flows from Investing Activities
Cash deposited in Trust Account		(345,000,000)	(345,000,000)
Net cash used in investing activities		(345,000,000)	(345,000,000)
Cash Flows from Financing Activities:
Repayment of note payable		(130,000)	(130,000)
Proceeds received from initial public offering, gross		345,000,000	345,000,000
Proceeds received from private placement		8,900,000	8,900,000
Offering costs paid	(70,000)	(7,143,422)	(7,143,422)
Net cash (used by) provided by financing activities	(70,000)	346,626,578	346,626,578
Net (decrease) increase in cash	(209,673)	398,634	236,491
Cash - beginning of the period	252,601	16,110	16,110
Cash - end of the period	42,928	414,744	252,601
Supplemental disclosure of noncash financing activities:
Remeasurement of Class A common stock subject to possible redemption	$ 76,542
Offering costs included in accrued expenses		70,000	70,000
Deferred underwriting commissions		12,075,000	$ 12,075,000
Offering costs charged to additional paid-in capital in connection with the initial public offering		$ 588,562